Share-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding Beginning Balance	1,698,754	1,750,967
Shares, Granted	0	0
Shares, Cancelled/Forfeited	(335,646)	(52,213)
Shares, Exercised	0	0
Shares, Outstanding Ending Balance	1,363,108	1,698,754	1,750,967
Shares,Exercisable	1,363,108	1,525,334
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 5.28	$ 5.36
Weighted Average Exercise Price, Granted	0	0
Weighted Average Exercise Price, Cancelled / Forfeited	0.51	8.05
Weighted Average Exercise Price, Exercised	0	0
Weighted Average Exercise Price, Outstanding Ending Balance	6.46	5.28	$ 5.36
Weighted Average Exercise Price, Exercisable	$ 6.46	$ 4.97
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, Outstanding	1 year 10 months 24 days	1 year 10 months 24 days	2 years 10 months 24 days
Weighted Average Remaining Contractual Life, Exercisable	1 year 10 months 24 days	1 year 7 months 6 days
Aggregate Intrinsic Value, Outstanding Beginning Balance	$ 0	$ 486,097
Aggregate Intrinsic Value, Outstanding Ending Balance	0	0	$ 486,097
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0